Deferred Tax	12 Months Ended
Dec. 31, 2025
Deferred Tax [Abstract]
DEFERRED TAX
18.	DEFERRED TAX

The movements in deferred tax liabilities and assets during the reporting period are as follows:

Deferred tax liabilities

	Fair value adjustments arising from acquisition of a subsidiary	Right-of-use assets	Total
	RMB	RMB	RMB
At January 1, 2024	10,549	5,413	15,962
Deferred tax (credited)/charged to the statement of profit or loss during the year (note 9)	(5,181)	1,300	(3,881)
Deferred tax liabilities at December 31, 2024 and January 1, 2025	5,368	6,713	12,081
Deferred tax charged/(credited) to the statement of profit or loss during the year (note 9)	1,975	(1,241)	734
Deferred tax liabilities at December 31, 2025	7,343	5,472	12,815
Deferred tax liabilities at December 31, 2025 in US$	1,051	782	1,833

Deferred tax assets

	Contract liabilities	Lease liabilities	Donation expenses	Losses Available for Offsetting Against Future Taxable profits	Total
	RMB	RMB	RMB	RMB	RMB

At January 1, 2024	43,440	5,413	-	16,402	65,255
Deferred tax (credited)/charged to the statement of profit or loss during the year (note 11)	(5,623)	1,300	2,896	(12,879)	(14,306)
Deferred tax assets at December 31, 2024 and January 1, 2025	37,817	6,713	2,896	3,523	50,949
Deferred tax (credited)/charged to the statement of profit or loss during the year (note 11)	(12,582)	(1,241)	(1,204)	8,850	(6,177)
Deferred tax assets at December 31, 2025	25,235	5,472	1,692	12,373	44,772
Deferred tax assets at December 31, 2025 in US$	3,609	782	242	1,769	6,402

For presentation purposes, certain deferred tax assets and liabilities have been offset in the statements of financial position. The following is an analysis of the deferred tax balances of the Group for financial reporting purposes:

	As at December 31,
	2024	2025	2025
	RMB	RMB	US$

Deferred tax offset in the consolidated statements of financial position	6,713	12,815	1,833
Net deferred tax assets recognized in the consolidated statements of financial position	44,236	31,957	4,570
Net deferred tax liability recognized in the consolidated statements of financial position	5,368	-	-

As of December 31, 2024 and 2025, the Group has tax losses arising in Chinese mainland of RMB2,963,587 and RMB3,047,076 (US$435,726), respectively, that will expire from 2026 to 2035 for offsetting against future taxable profits. The Group has tax losses arising in other jurisdictions of RMB1,438,160 and RMB2,250,477 (US$321,814), mainly from the United States that are available indefinitely for offsetting against up to 80% of future taxable profits of the company in which the losses arose.

As of December 31, 2024 and 2025, the Group has deductible temporary differences of RMB828,668 and RMB1,000,310 (US$143,042), respectively. The Group has the tax credits of RMB120,606 and RMB158,931 (US$22,727), mainly from the United States that will expire between 2039 and 2045 if not utilized.

The deferred tax assets have not been recognized in respect of above tax losses, deductible temporary differences and tax credits as they have arisen in entities that have been loss-making and it is not anticipated there will be sufficient taxable income in the foreseeable future to utilize these items.

As of December 31, 2024 and 2025, there was no unrecognized deferred tax liability for taxes that would be payable on the unremitted earnings of the Group’s subsidiaries or joint ventures in the Chinese mainland as these enterprises are still in accumulative losses status.

As of December 31, 2024 and 2025, the Company has uncertain tax position amounts of RMB23,665 and RMB37,901 (US$5,420), respectively, of which nil and nil are presented on a net basis against the deferred tax assets related to tax loss carry forwards on the consolidated balance sheets. As of December 31, 2024 and 2025, the uncertain tax position amounts of RMB23,665 and nil (US nil), respectively, if ultimately recognized, will impact the effective tax rate.

For the years ended December 31, 2023, 2024 and 2025, the Company did not record any interest expense and penalty accrued in relation to the uncertain tax position in income tax expenses.